Income Taxes - Income Before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net Income (Loss) Before Income Taxes
United States	$ (4,454)	$ (4,371)
Net loss from continuing operations	(3,328)	(21,596)
Australia
Net Income (Loss) Before Income Taxes
Foreign	1,497	(16,146)
United Kingdom
Net Income (Loss) Before Income Taxes
Foreign	$ (371)	$ (1,079)